BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
SCHEDULE OF SHORT-TERM BORROWINGS

Short-term bank loans consisted of the following:

	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
		(unaudited)
Agricultural Bank of China (1)	-	40,000
Bank of China (2)	30,000	10,000
Industrial and Commercial Bank of China (3)	10,000	-
Total	40,000	50,000

(1)	On January 1, 2026, the Group entered into a loan agreement with Agricultural Bank of China to borrow RMB20.0 million as working capital for one year, with a maturity date of December 31, 2026. The loan has a fixed interest rate of 2.25% per annum. On April 28, 2026, the Group entered into a loan agreement with Agricultural Bank of China to borrow RMB20.0 million as working capital for one year, with a maturity date of April 27, 2027. The loan has a fixed interest rate of 2.31% per annum.

(2)	On January 8, 2025, the Group entered into a loan agreement with Bank of China to borrow RMB30.0 million as working capital for one year. The loan was withdrawn on January 15, 2025 and as a maturity date in January 15, 2026. The loan has a fixed interest rate of 2.85% per annum. The loan was fully repaid upon maturity.

On January 21, 2026, the Group entered into a loan agreement with Bank of China to borrow RMB10.0 million as working capital for one year, with a maturity date of January 21, 2027. The loan has a fixed interest rate of 2.30% per annum.

(3)	On March 25, 2025, the Group entered into a loan agreement with Industrial and Commercial Bank to borrow RMB10.0 million as working capital for one year, with a maturity date of March 26, 2026. These loans have a fixed interest rate of 2.75% per annum. The loan was fully repaid upon maturity.

SCHEDULE OF LONG-TERM BORROWINGS

	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
		(unaudited)
Agricultural Bank of China	76,727	64,146
Total	76,727	64,146

Less: long-term borrowing-current portion	(25,061)	(24,959)

Long-term borrowing	51,666	39,187

SCHEDULE OF FUTURE MATURITIES OF LONG-TERM BORROWINGS

The future maturities of long-term borrowings as of June 30, 2026 were as follows:

RMB
Remaining in fiscal year 2026	12,480
2027	24,959
2028	24,959
2029	1,180
2030	568
Total long-term borrowings	64,146